Organization and Principal Activities - Schedule of Group Reorganization and Details of the Subsidiary Companies (Details) - 12 months ended Sep. 30, 2025	CNY (¥)	USD ($)
Nifty Holdings [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Incorporated date	Nov. 23, 2021	Nov. 23, 2021
Business purpose	A holding company	A holding company
Ownership percentage	100.00%	100.00%
Ownership	100% directly owned by Majestic	100% directly owned by Majestic
Multi Ridge [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Incorporated date	Oct. 11, 2013	Oct. 11, 2013
Business purpose	A holding company	A holding company
Ownership percentage	100.00%	100.00%
Ownership	100% directly owned by Nifty Holdings	100% directly owned by Nifty Holdings
New Brand [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Incorporated date	Feb. 14, 2014	Feb. 14, 2014
Business purpose	Engaged in trading of yarns and finished garments	Engaged in trading of yarns and finished garments
Registered capital value	¥ 8,000,000	$ 1,230,769
Ownership percentage	100.00%	100.00%
Ownership	100% directly owned by the Multi Ridge	100% directly owned by the Multi Ridge